Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal ETF Trust
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
Sound Enhanced Fixed Income ET
Shareholder Report [Line Items]
Fund Name	Sound Enhanced Fixed Income ETF
Class Name	Sound Enhanced Fixed Income ETF
Trading Symbol	FXED
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Sound Enhanced Fixed Income ETF (the "Fund") for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.soundetfs.com/fxed/. You can also request this information by contacting us at (833) 916-9056.
Additional Information Phone Number	(833) 916-9056
Additional Information Website	www.soundetfs.com/fxed/
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sound Enhanced Fixed Income ETF	$53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

At the end of the fiscal year, November 30, 2024, FXED was up 12.94% as compared to the Bloomberg Aggregate Bond Index’s return of 6.88% and the Bloomberg U.S. Universal Bond Index’s (the “index”) return of 7.53%. For those of you who are new to our Fund, FXED is an actively-managed portfolio of fixed-income and higher-yielding, income-based securities. The Fund's primary goal is to generate higher levels of current income with capital appreciation as a secondary focus. As with most value-focused investments, we have the burden of differentiating high-yielding securities between being a value investment versus a value trap. Investing only in traditional fixed-income securities such as government, agency, corporate, or municipal bonds would leave out many value or “valuable” asset classes such as business development companies (BDCs), real estate investment trusts (REITs), and preferred securities. Therefore, we have included these non-traditional, income-based asset classes in our Fund’s portfolio. As with most fixed-income investments, interest rates, yield curve shifts, and credit spreads affected the Fund's performance during the fiscal year.

What Factors Influenced Performance?

There were several factors that helped the Fund outperform the Index, including bond selection and spread tightening in the Fund's bond line-up. Other material factors that help outperformance were the Fund's exposure to business development companies and real estate investment trusts. These asset classes, while usually more volatile than investment grade corporate bonds, may offer superior yields over and above corporate bonds and during certain periods may have better risk adjusted performance, especially in a flat-to-increasing interest rate environment.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Periods Ended November 30, 2024	1 Year	Since Inception (12/30/2020)
Sound Enhanced Fixed Income ETF	12.94%	3.95%
Bloomberg U.S. Universal Bond Index	7.53%	-1.37%

Performance Inception Date	Dec. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.soundetfs.com/fxed/ for more recent performance information.
Net Assets	$ 42,015,000
Holdings Count | Holdings	56
Advisory Fees Paid, Amount	$ 178,397
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)

Fund Size (Thousands)	$42,015
Number of Holdings	56
Total Advisory Fee Paid	$178,397
Annual Portfolio Turnover	6%

Holdings [Text Block]

What did the Fund invest in?

(as of November 30, 2024)

Sector/Security Type Breakdown (% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments, investments purchased with collateral from securities lending and liabilities in excess of other assets.

Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
Ares Capital Corp.	3.4
Hercules Capital, Inc.	3.4
iShares 0-5 Year High Yield Corporate Bond ETF	2.9
Golub Capital BDC, Inc.	2.9
AllianceBernstein Global High Income Fund, Inc.	2.9
PennantPark Floating Rate Capital Ltd.	2.7
Sixth Street Specialty Lending, Inc.	2.7
iShares J.P. Morgan EM High Yield Bond ETF	2.6
Murphy Oil Corp.	2.3
JPMorgan Chase & Co	2.3

Material Fund Change [Text Block]	How has the Fund changed? There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
Sound Equity Dividend Income ETF
Shareholder Report [Line Items]
Fund Name	Sound Equity Dividend Income ETF
Class Name	Sound Equity Dividend Income ETF
Trading Symbol	DIVY
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Sound Equity Dividend Income ETF (the "Fund") for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.soundetfs.com/divy/. You can also request this information by contacting us at (833) 916-9056.
Additional Information Phone Number	(833) 916-9056
Additional Information Website	www.soundetfs.com/divy/
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sound Equity Dividend Income ETF	$48	0.45%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

In fiscal 2024 (12/01/2023 - 11/30/2024) DIVY’s share price gained 15.55%. While these returns were strong, they came in below the lower yielding, higher growth, and heavily technology weighted S&P 500 Index (+46.09%) and the more financial stock weighted Russell 1000 Value Index’s (+39.3%) total, dividend reinvested returns. DIVY’s relative performance was weaker than the benchmarks largely because of the:A) ongoing drag from the Fed’s rate hiking on high dividend paying stocks, which may have made them less attractive than bonds to many yield investors,B) surge in expensive, high growth technology shares that fall outside of the Fund’s mandates,C) Fund’s relative under-weight in banking and utility shares as compared to the Russell 1000 Value Index, which performed better than expected, andD) over-weights relative to benchmarks in healthcare, materials and energy, which offered attractive yields, but less earnings growth than technology and banking.

Positioning of the Fund

Looking ahead, we believe that market expectations for the high technology names have lifted their share prices to precarious levels, while the gradual decline in short-term interest rates from the Fed easing may lead to a broadening out in sector performance. Also, the change in the U.S. administration to one that we believe is more favorable towards businesses, via lower regulations and a higher support for M&A will likely lead to more takeover bids for inexpensive companies like those held by the Fund, and perhaps lead to a value stock renaissance after two years of stark relative under-performance when compared to growth names.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Periods Ended November 30, 2024	1 Year	Since Inception (12/30/2020)
Sound Equity Dividend Income ETF	15.55%	12.59%
S&P 500® Total Return Index	33.89%	14.77%

Performance Inception Date	Dec. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.soundetfs.com/divy/ for more recent performance information.
Net Assets	$ 31,443,000
Holdings Count | Holdings	37
Advisory Fees Paid, Amount	$ 128,076
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)

Fund Size (Thousands)	$31,443
Number of Holdings	37
Total Advisory Fee Paid	$128,076
Annual Portfolio Turnover	23%

Holdings [Text Block]

What did the Fund invest in?

(as of November 30, 2024)

Sector Breakdown (% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
AT&T, Inc.	4.7
Enbridge, Inc.	4.3
Greif, Inc. - Class B	4.2
International Business Machines Corp.	4.2
Citigroup, Inc.	3.9
M&T Bank Corp.	3.8
Omnicom Group, Inc.	3.8
LyondellBasell Industries NV - Class A	3.8
ONEOK, Inc.	3.6
Principal Financial Group, Inc.	3.3

Material Fund Change [Text Block]	How has the Fund changed? There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.